Income Taxes - Summary Of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating losses		$ 70,125	$ 31,850
Tax credits		21,461	9,781
Stock-based compensation		324	0
Accrued compensation and related expenses		2,293	425
Lease liability		24,521	4,930
Other		236	223
Total deferred tax assets		118,960	47,209
Valuation allowance		(87,241)	(30,525)
Total deferred tax assets, net of valuation allowance		31,719	16,684
Deferred tax liabilities:
Depreciation and amortization		(11,040)	(14,630)
Right of use asset		(23,253)	(4,658)
Other		(478)	(448)
Total deferred tax liabilities		(34,771)	(19,736)
Total deferred tax liabilities	$ (3,203)	$ (3,052)	$ (3,052)